Expense Example - WisdomTree Global Defense Fund - WisdomTree Global Defense Fund [Default Label]	Jul. 22, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 46
Expense Example, with Redemption, 3 Years	$ 144